Long-Term Debt - Revolving Credit Facility (Details) $ in Millions		1 Months Ended	12 Months Ended
	Aug. 16, 2023 USD ($)	Nov. 30, 2020	Dec. 31, 2023 item	Nov. 15, 2023 USD ($)	Apr. 30, 2013 USD ($)
Long-Term Debt
Number of credit facilities | item			2
Revolving credit facility amount					$ 20.0
Revolving credit facilities | NTT Finance Corporation
Long-Term Debt
Revolving credit facility amount	$ 25.0
Commitment fee percentage	0.50%
Revolving credit facilities | NTT Finance Corporation | SOFR
Long-Term Debt
Interest margin percentage	2.23%
Revolving credit facilities | Shinsei
Long-Term Debt
Revolving credit facility amount				$ 25.0
Commitment fee percentage		0.80%
Revolving credit facilities | Shinsei | SOFR
Long-Term Debt
Interest margin percentage		2.00%